LOSS BEFORE INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loss Before Income Tax
LOSS BEFORE INCOME TAX

5.	LOSS BEFORE INCOME TAX

The Group’s loss before tax from continuing operations is arrived at after (crediting)/charging:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income	(3)	(42)	(6)
Other income	(500)	—	—

Depreciation:
- Property, plant and equipment	3	2	—
- Right-of-use assets	354	356	49
Expense relating to short-term leases	97	97	13
Fair value loss/(gain) on financial instruments:
- Derivative financial liabilities	86	(3,862)	(531)
Finance costs	44	30	4

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 3)	(8,098)	—	—
Other income	(142)	—	—

Charging:
Cost of sales:
- Construction service	2,423	—	—
- Operation and maintenance services	256	—	—
- Operation services related to service concession arrangement	2,697	—	—
Total	5,376	—	—

Depreciation:
- Property, plant and equipment	103	—	—
- Right-of-use assets	359	—	—
Amortization of intangible assets	395	—	—
Expense relating to short-term leases	112	—	—
Impairment losses on financial assets:
- Trade receivables	388	—	—
- Contract assets	3,546	—	—
- Other receivables	6,829	—	—
Finance costs (Note 3)	1,886	—	—

5.	LOSS BEFORE INCOME TAX

The Group’s loss before tax from continuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Crediting:
Finance income	(13)	(13)	(5)	(1)

Depreciation
- Property, plant and equipment (Note 9)	62	29	5	1
- Right-of-use assets (Note 11)	719	700	691	98
Expense relating to short-term leases (Note 11)	601	353	194	28
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss	45,816	—	—	—
- Derivative financial liabilities	(7,467)	(1,007)	(847)	(120)
Expenses related to share-based payment	—	—	3,074	435
Consultants share option expense	—	16,152	—	—
Issuance expense related to placement	1,579	—	—	—
Other income	(599)	(699)	(3,742)	(529)
Finance costs	166	(191)	48	7

Employee benefit expenses** (Note 6)	1,517	1,171	1,192	168

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Crediting:
Finance income	(16,922)	(15,594)	(8,785)	(1,241)

Charging:
Cost of sales
- Sales of water treatment equipment	—	94	—	—
- Construction service	12,876	8,580	2,435	345
- Operation and maintenance services	162	—	307	43
- Operation services related to service concession arrangement	5,067	5,811	3,130	442
- Construction services related to service concession arrangement	389	—	—	—
Cost of sales	18,494	14,485	5,872	830

Depreciation
- Property, plant and equipment (Note 9)	448	275	95	14
- Right-of-use assets (Note 11)	647	713	359	50
Amortization of intangible assets* (Note 10)	884	813	460	65
Expense relating to short-term leases (Note 11)	—	137	129	18
Impairment losses/(reversal) on financial assets:
- Trade receivables	3,840	(3,989)	383	54
- Contract assets	357	171	3,545	501
- Other receivables	239	2,745	6,003	848
- Amounts due from related companies	(1,106)	—	—	—
Other losses / (income)	782	(205)	142	20
Finance costs	4,193	3,586	1,906	270

Employee benefit expenses**	9,979	9,416	4,960	701

*	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY730 and CNY425 (US$60) and administrative expenses amounted to CNY154, CNY83 and CNY35 (US$5) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.

**	The employee benefit expenses allocated to cost of sales amounted to CNY2,772, CNY1,418 and CNY870 (US$123), selling and distribution expenses amounted to CNY159, CNY111, CNY70 (US$10) and administrative expenses amounted to CNY8,565, CNY9,058 and CNY5,212 (US$736) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.